Produced Content, Net	9 Months Ended
Sep. 30, 2024
Film Costs [Abstract]
PRODUCED CONTENT, NET

6. PRODUCED CONTENT, NET

	As of December 31,	As of September 30,
	2023	2024	2024
	RMB	RMB	US$
Released, less amortization and impairment
— Predominantly monetized with other contents	4,444,887	5,204,972	741,703
— Predominantly monetized on its own	61,516	50,241	7,159
	4,506,403	5,255,213	748,862
In production, less impairment
— Predominantly monetized with other contents	7,630,099	7,686,216	1,095,277
— Predominantly monetized on its own	244,787	129,249	18,418
	7,874,886	7,815,465	1,113,695
In development, less impairment
— Predominantly monetized with other contents	946,586	1,164,467	165,935
— Predominantly monetized on its own	49,110	86,479	12,323
	995,696	1,250,946	178,258
	13,376,985	14,321,624	2,040,815

Amortization expense for produced content predominantly monetized with other content assets of RMB4,133,220, RMB4,255,103 (US$606,347) and for produced content predominantly monetized on its own of RMB922,762, RMB459,722 (US$65,510) was recognized as “Cost of revenues” in the unaudited interim condensed consolidated statements of comprehensive income for the nine months ended September 30, 2023 and 2024, respectively. As of September 30, 2024, approximately RMB334,987 (US$47,735) of accrued participation cost liabilities will be paid during the upcoming operating cycle.

Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
Three months ending December 31, 2024	701,229	99,924
Year ending December 31, 2025	1,203,471	171,493
Year ending December 31, 2026	795,306	113,330
Year ending December 31, 2027	621,270	88,530